Revision to Prior Period Financial Statements - Schedule of Consolidated Statements of Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jan. 01, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Assets
Prepaid expenses and other current assets, net	¥ 16,730	$ 2,392	¥ 28,652
Total current assets	62,599	8,951	154,010
Total assets	202,521	28,960	325,778
Shareholders’ Equity
Accumulated deficits	(4,639,300)	(663,417)	(4,601,502)		¥ 5,461
Total Ucommune International Ltd. Shareholders’ Equity	128,250	18,341	109,606
TOTAL EQUITY	127,062	18,171	151,835	¥ 78,396		¥ 86,536
Tota Liability and Equity	¥ 202,521	$ 28,960	325,778
As previously reported [Member]
Assets
Prepaid expenses and other current assets, net			20,055
Total current assets			145,413
Total assets			317,181
Shareholders’ Equity
Accumulated deficits			(4,610,099)
Total Ucommune International Ltd. Shareholders’ Equity			101,009
TOTAL EQUITY			143,238
Tota Liability and Equity			317,181
Adjustments [Member]
Assets
Prepaid expenses and other current assets, net			8,597
Total current assets			8,597
Total assets			8,597
Shareholders’ Equity
Accumulated deficits			8,597
Total Ucommune International Ltd. Shareholders’ Equity			8,597
TOTAL EQUITY			8,597
Tota Liability and Equity			¥ 8,597